Interest in Other Entities (Details) - Schedule of Company’s Rights in Share Capital and Voting Rights	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Laminera [Member]
Interest in Other Entities (Details) - Schedule of Company’s Rights in Share Capital and Voting Rights [Line Items]
Main place of the business	Israel	Israel
Company rights in share capital and voting rights	19.70%	19.70%
Polyrizon [Member]
Interest in Other Entities (Details) - Schedule of Company’s Rights in Share Capital and Voting Rights [Line Items]
Main place of the business	Israel	Israel
Company rights in share capital and voting rights	38.31%	38.76%
A.I Conversation Systems [Member]
Interest in Other Entities (Details) - Schedule of Company’s Rights in Share Capital and Voting Rights [Line Items]
Main place of the business	Israel	Israel
Company rights in share capital and voting rights	36.08%	36.08%
Revoltz [Member]
Interest in Other Entities (Details) - Schedule of Company’s Rights in Share Capital and Voting Rights [Line Items]
Main place of the business	Israel	Israel
Company rights in share capital and voting rights	19.90%	19.90%
Zig Miami 54 [Member]
Interest in Other Entities (Details) - Schedule of Company’s Rights in Share Capital and Voting Rights [Line Items]
Main place of the business	USA	USA
Company rights in share capital and voting rights	60.00%	60.00%
SciSparc Nutraceuticals [Member]
Interest in Other Entities (Details) - Schedule of Company’s Rights in Share Capital and Voting Rights [Line Items]
Main place of the business		USA
Company rights in share capital and voting rights		49.00%